Employee Benefits - Summary of Sensitivity Analysis For Actuarial Assumptions Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japanese plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	¥ 153,466	¥ 172,402
0.5% increase	(131,275)	(150,226)
Foreign plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	237,478	127,889
0.5% increase	¥ (234,242)	¥ (118,899)